Property, Plant and Equipment - Schedule of Capitalized Terminal Costs and Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation			$ 21,220	$ 21,185	$ 42,431	$ 42,936	$ 42,299
Property, plant and equipment, net	1,455,057		1,455,057		1,476,174	1,514,137
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation	10,500	10,500	21,100	21,000	42,100	42,600	41,800
Accumulated depreciation	(187,630)		(187,630)		(166,539)	(124,409)
Property, plant and equipment, net	1,454,512		1,454,512		1,475,595	1,513,764
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,641,717		1,641,717		1,641,722	1,637,724
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	273		273		256	286
LNG site and related costs, net [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	152		152		156	163
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(2,396)		(2,396)		(2,270)	(1,968)
Property, plant and equipment, net	545		545		579	373
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	424		424		368	227
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	599		599		550	416
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,169		1,169		1,172	1,068
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 749		$ 749		$ 759	$ 630